Employees' Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain		¥ 5,131
Accumulated benefit obligation for contract-type corporate pension plan	¥ 217,949	206,052
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	18,262	(6,070)	¥ 15,403
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,121
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	49
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(782)
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies	¥ 231	¥ 283
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.20%	0.30%
Expected contribution to Contract-type corporate pension plans	¥ 1,166
Retirement benefit expenses	2,060
Employer contributions	¥ 1,248	¥ 3,765
Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	47.00%
Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	13.00%
Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	20.00%
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	¥ 16,168	15,982	16,044
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for contract-type corporate pension plan	100,386	90,418
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	6,407	(5,491)	¥ 8,461
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	771
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(524)
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies	¥ 4,453	¥ 4,278
Contract-type corporate pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.40%	0.40%
Expected contribution to Contract-type corporate pension plans	¥ 2,129
Employer contributions	¥ 2,136	¥ 863
Percentage of employees covered by NTT CDBP	10.90%	10.70%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	42.80%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	20.80%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	14.40%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	12.00%